Consolidated Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenue
Mobile	$ 179,184	$ 280,339	$ 320,784
Software	473,448	394,366	162,964
Software maintenance and consulting	1,205,908	1,335,066	1,113,717
Total revenue	1,858,540	2,009,771	1,597,465
Operating expenses
Cost of revenue	158,380	261,437	178,462
Selling, general and administrative	1,054,197	1,114,610	1,047,627
Research and development	604,169	629,258	482,629
Amortization of intangible assets	10,885	4,251
Total operating expenses	1,827,631	2,009,556	1,708,718
Income (loss) from operations	30,909	215	(111,253)
Other income:
Gain on disposition of assets			43
Gain on settlement			171,400
Interest income , net	124,381	108,278	30,615
Total other income	124,381	108,278	202,058
Income (loss) before income taxes	155,290	108,493	90,805
Income tax benefit	$ 295,759	$ 258,304	$ 213,962
Net income	$ 451,049	$ 366,797	$ 304,767
Basic and diluted income per share	$ 0.004	$ 0.003	$ 0.003
Weighted average number of shares outstanding	125,460,867	123,125,251	113,132,100